UNSECURED NOTES PAYABLE (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Balance	$ 150	$ 150	$ 3,661
Repayment			(1,020)
Amortization of debt discount			76
Value of notes exchanged in warrant exercise			(2,640)
Settlement in connection with disposition of PPL			(200)
Loss on extinguishment of debt	220		223
Proceeds from loan payable			50
Exchange of notes payable and accrued interest for iOx shares		(150)
Balance			150
Ppl [Member]
IfrsStatementLineItems [Line Items]
Balance			200
Repayment
Amortization of debt discount
Value of notes exchanged in warrant exercise
Settlement in connection with disposition of PPL			(200)
Loss on extinguishment of debt
Proceeds from loan payable
Exchange of notes payable and accrued interest for iOx shares
Balance
Iox [Member]
IfrsStatementLineItems [Line Items]
Balance	150	150	100
Repayment
Amortization of debt discount
Value of notes exchanged in warrant exercise
Settlement in connection with disposition of PPL
Loss on extinguishment of debt
Proceeds from loan payable			50
Exchange of notes payable and accrued interest for iOx shares		(150)
Balance			150
SalvaRx [Member]
IfrsStatementLineItems [Line Items]
Balance			3,361
Repayment			(1,020)
Amortization of debt discount			76
Value of notes exchanged in warrant exercise			(2,640)
Settlement in connection with disposition of PPL
Loss on extinguishment of debt			223
Proceeds from loan payable
Exchange of notes payable and accrued interest for iOx shares
Balance